Equity Line of Credit (ELOC) - Additional Information (Details) - USD ($)				1 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended		15 Months Ended
	Sep. 01, 2026	Jun. 30, 2026	Jun. 10, 2026	Aug. 31, 2026	Jul. 31, 2026	Jun. 30, 2026	Aug. 10, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Aug. 31, 2026	Jun. 09, 2026
Class of Stock [Line Items]
Net loss								$ (900,000)		$ (900,000)
ELOC Derivative
Class of Stock [Line Items]
Derivative asset		$ 100,000				$ 100,000			$ 100,000
Subsequent Event
Class of Stock [Line Items]
Gross proceeds				$ 400,000			$ 26,800,000				$ 27,200,000
Shares sold	0			12,250			642,484				654,734
Purchase Agreement | Subsequent Event
Class of Stock [Line Items]
Gross proceeds					$ 4,600,000
Lucid Capital Markets LLC | Purchase Agreement
Class of Stock [Line Items]
Gross proceeds		8,800,000				$ 13,500,000
Shares issued, price per share												$ 60.32
Percentage of volume weighted average price			98.00%
Common stock, Discount on shares			$ 2
Beneficial ownership percentage			4.99%
Common stock outstanding shares percentage			19.99%
Payment of commitment fee			$ 0
Commitment shares issued			0
Shares sold						313,996
Net loss									(300,000)
Derivative asset		100,000				$ 100,000			$ 100,000
Shares issued under the facility			$ 13,800,000
Lucid Capital Markets LLC | Common Stock | Purchase Agreement
Class of Stock [Line Items]
Gross proceeds		$ 8,800,000				$ 13,500,000
Lucid Capital Markets LLC | Common Stock | Purchase Agreement | Subsequent Event
Class of Stock [Line Items]
Gross proceeds					$ 4,600,000
Lucid Capital Markets LLC | Maximum | Purchase Agreement
Class of Stock [Line Items]
Issuance of common stock under initial public offering			3,000,000
Gross proceeds			$ 181,000,000
Legal fee			$ 100,000
Lucid Capital Markets LLC | Maximum | Common Stock | Purchase Agreement
Class of Stock [Line Items]
Issuance of common stock under initial public offering			3,000,000			313,996